Deferred Income Tax Assets And Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Deferred income tax assets:
Inventories write-down	$ 42,395	$ 582
Impairment loss on equipment	309	418
Provision for accounts receivable, prepayments to suppliers and deposit for purchase of property, plant and equipment	37,493	7,232
Provision for loss on firm purchase commitment	5,213	173
Accruals	3,976	1,924
Capital lease obligation	1,430	1,785
Deferred revenue	18,720	18,222
Tax loss carry forwards	155,372	5,926
Government subsidy	5,609	7,012
Total gross deferred income tax assets	270,517	43,274
Less: valuation allowance	(196,994)	(5,872)
Deferred income tax assets , net of valuation allowance	73,523	37,402
Deferred income tax liabilities:
- Interest capitalized in relation to plant and equipment	(9,679)	(10,549)
- Property, plant and equipment	(7,523)	(185)
- Withholding tax on undistributed earnings of PRC subsidiaries	0	(3,788)
- Change in fair value of available-for-sale investment	(2,200)	0
Total gross deferred income tax liabilities	(19,402)	(14,522)
Net deferred income tax asset	54,121	22,880
Deferred income tax assets:
- Current	30,931	15,914
- Non-current	39,376	21,303
Deferred income tax liability:
- Current	0	0
- Non-current	$ (16,186)	$ (14,337)